Leases (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Payable [Abstract]
Average discount rate used for measuring lease liabilities	5.29%	5.85%	7.30%	7.86%